Other non-current liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	£ 41	£ 78
Customer contributions	421	400
Contingent consideration	7	18
Other payables	336	347
Other non-current liabilities	£ 805	£ 843